Consolidated Statements of Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity settled stock based compensation (a non-cash item) included in general and administrative expenses	$ 5,051	$ 5,060
General and administrative expenses [member]
Equity settled stock based compensation (a non-cash item) included in general and administrative expenses	$ 5,051	$ 5,060